TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Trade Payables And Other Current Liabilities
Disclosure of trade payables and other current liabilities

	06/30/2026	12/31/2025
Trade payables	28,307	22,413
Customer online wallets	10,514	9,669
Other current liabilities	8,617	9,602
Accruals	1,157	850
Warrants	5,536	4,437
Total	54,131	46,971
Of which: with related parties (Note 12)	5,680	4,306

Disclosure of other current liabilities

	06/30/2026	12/31/2025
Accrued salaries	1,315	2,094
Current tax liabilities	7,248	7,504
Others	54	4
Total	8,617	9,602